Equity (Preferred Stock) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Shares Issued and Outstanding	25,800,000	25,800,000
Number of days in year used in the computation of preferred stock dividends for any partial dividend period	360 days	360 days
Number of months used in the computation of preferred stock dividends for any partial dividend period	12 months	12 months
Number of days in month, dividends computation of dividends payable for any partial dividend period	30 days	30 days
Capital gains distribution percentage	47.30%	47.30%
Unrecaptured Section 1250 gain percentage	76.15%	76.15%
Long term capital gain percentage	23.85%	23.85%
Ordinary income percentage	52.70%	52.70%
Amount of preferred dividends in arrears	$ 0
Shares issued upon conversion	3.9087
Redemption price as a percentage of liquidation preference	100.00%	100.00%
Maximum
Class of Stock [Line Items]
Number of days prior to dividend payment date that Board of Directors may elect to designate as the payment date	30 days	30 days
Minimum
Class of Stock [Line Items]
Number of days prior to dividend payment date that Board of Directors may elect to designate as the payment date	10 days	10 days
Series D
Class of Stock [Line Items]
Shares Issued and Outstanding	4,000,000	4,000,000
Par Value (in dollars per share)	$ 0.001	$ 0.001
Liquidation Preference (in dollars per share)	$ 25	$ 25
Rate per Annum	8.00%	8.00%
Equivalent to Fixed Annual Rate (in dollars per share)	$ 2.00	$ 2.00
Dividends declared and paid	$ 8,000,000	$ 8,000,000
Series E
Class of Stock [Line Items]
Shares Issued and Outstanding	5,600,000	5,600,000
Par Value (in dollars per share)	$ 0.001	$ 0.001
Liquidation Preference (in dollars per share)	$ 25	$ 25
Rate per Annum	7.875%	7.875%
Equivalent to Fixed Annual Rate (in dollars per share)	$ 1.97	$ 1.97
Dividends declared and paid	$ 11,000,000	$ 11,000,000
Series F
Class of Stock [Line Items]
Shares Issued and Outstanding	4,000,000	4,000,000
Par Value (in dollars per share)	$ 0.001	$ 0.001
Liquidation Preference (in dollars per share)	$ 25	$ 25
Rate per Annum	7.80%	7.80%
Equivalent to Fixed Annual Rate (in dollars per share)	$ 1.95	$ 1.95
Dividends declared and paid	$ 7,800,000	$ 7,800,000
Series G
Class of Stock [Line Items]
Shares Issued and Outstanding	3,200,000	3,200,000
Par Value (in dollars per share)	$ 0.001	$ 0.001
Liquidation Preference (in dollars per share)	$ 25	$ 25
Rate per Annum	7.65%	7.65%
Equivalent to Fixed Annual Rate (in dollars per share)	$ 1.91	$ 1.91
Dividends declared and paid	$ 6,100,000	$ 6,100,000
Series I
Class of Stock [Line Items]
Shares Issued and Outstanding	5,000,000	5,000,000
Par Value (in dollars per share)	$ 0.001	$ 0.001
Liquidation Preference (in dollars per share)	$ 25	$ 25
Rate per Annum	7.50%	7.50%
Equivalent to Fixed Annual Rate (in dollars per share)	$ 1.88	$ 1.88
Dividends declared and paid	$ 9,400,000	$ 9,400,000
Series J (convertible)
Class of Stock [Line Items]
Shares Issued and Outstanding	4,000,000	4,000,000
Par Value (in dollars per share)	$ 0.001	$ 0.001
Liquidation Preference (in dollars per share)	$ 50.00	$ 50
Rate per Annum	4.50%	4.50%
Equivalent to Fixed Annual Rate (in dollars per share)	$ 2.25	$ 2.25
Dividends declared and paid	$ 9,000,000	$ 9,000,000
Conversion price (in dollars per share)	$ 12.79	$ 12.79
Redemption price as a percentage of liquidation preference	100.00%	100.00%
Class D, E, F, G, I
Class of Stock [Line Items]
Liquidation Preference (in dollars per share)	$ 25.00	$ 25.00